Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Definite-Lived Intangible Assets
Information regarding our intangible assets is a follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
March 31, 2013
Internal software development costs	3.0	$5,010	$3,513	$1,497
Computer software	3.0	30,453	18,299	12,154
Licenses and intellectual property	4.3	4,286	3,270	1,016
Trademark, trade name and non-compete	1.4	1,046	518	528
Customer relationships	4.3	8,942	1,040	7,902
Developed technology	2.8	—	—	—
Intangible assets	3.3	$49,737	$26,640	$23,097
December 31, 2012
Internal software development costs	3.0	$37,765	$22,329	$15,436
Computer software	3.0	51,492	17,774	33,718
Licenses and intellectual property	5.0	24,491	19,233	5,258
Trademark, trade name and non-compete	2.5	6,960	2,425	4,535
Customer relationships	6.3	25,360	6,552	18,808
Developed technology	4.6	25,528	9,301	16,227
Intangible assets	4.2	$171,596	$77,614	$93,982

Schedule of Impairment of Intangibles, Including Net Carrying Amount Before and After Impairment
The following table provides the net carrying value of intangible assets and goodwill immediately before and after the impairment charge, exclusive of Starcapital carrying values:

	Net Carrying Amount
	Prior to Impairment	Subsequent to Impairment	Impairment Amount
	(in thousands)
Trade name	$2,540	$527	$2,013
Developed technology (1)	62,981	11,900	51,081
Customer relationships	17,094	7,900	9,194
Non-compete agreements	1,579	—	1,579
Total intangible assets	84,194	20,327	63,867
Goodwill	69,262	—	69,262
Total goodwill and intangible assets	$153,456	$20,327	$133,129

(1)
Developed technology includes internal software development costs, computer software, licenses and intellectual property, developed technology from acquisitions. It is reduced by the amount of unrecognized government grants related to these assets.